Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	TIAA REAL ESTATE ACCOUNT
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding (in shares)	0
Entity Public Float		$ 0
Amendment Flag	false
Entity Central Index Key	0000946155
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY